Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	$ 1,045	$ 48
Residential real estate One- to four-family [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	593	513
Residential real estate One- to four-family [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	117	5
Residential real estate One- to four-family [Member] | Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Residential real estate One- to four-family [Member] | Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Residential real estate One- to four-family [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Residential real estate One- to four-family [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value
Residential real estate One- to four-family [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	593	513
Residential real estate One- to four-family [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Fair Value	$ 117	$ 5